Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides disclosure about the relationship between executive “compensation actually paid” (“CAP”) to our CEO and non-CEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”). For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mike Baur ($)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)(3)	ScanSource, Inc. Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (in millions) ($)	Adjusted EBITDA ($) (5)

2025	8,231,119	6,741,272	1,837,222	1,571,321	174	187	71.5	144.7

2024	5,875,799	7,744,764	1,838,760	1,211,679	184	163	77.1	140.7

2023	5,657,484	5,155,039	1,839,235	1,709,711	123	159	89.8	179.9

2022	5,647,684	7,297,747	2,050,989	2,464,805	129	130	88.8	166.7

2021	6,637,813	7,618,769	1,433,835	1,572,107	117	168	10.8	117.9

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

Chief Executive Officer
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	8,231,119	5,875,799	5,657,484	5,647,684	6,637,813

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	5,118,784	(3,858,000)	(3,229,036)	(2,331,320)	(3,690,662)

Year-end fair value of unvested awards granted in the current year	4,111,235	4,633,040	3,093,126	2,751,537	4,490,976

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(833,381)	1,038,850	(386,870)	614,269	123,216

Fair values at vest date for awards granted and vested in current year	0	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	351,084	55,075	20,335	615,578	57,426

Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	(1,489,847)	1,868,965	(502,445)	1,650,063	980,956

Compensation Actually Paid (as calculated)	6,741,272	7,744,764	5,155,039	7,297,747	7,618,769

Average Non-CEO Named Executive Officers
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	1,837,222	1,838,760	1,839,235	2,050,989	1,433,835

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(816,449)	(902,401)	(947,223)	(824,430)	(633,904)

Year-end fair value of unvested awards granted in the current year	655,741	620,364	914,109	986,537	741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(152,714)	175,851	(92,141)	113,848	30,003

Fair values at vest date for awards granted and vested in current year	0	0	0	19,557	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	47,521	58,636	(4,269)	118,304	660

Forfeitures during current year equal to prior year-end fair value	0	(579,531)	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	(265,901)	(627,082)	(129,524)	413,816	138,272

Compensation Actually Paid (as calculated)	1,571,321	1,211,679	1,709,711	2,464,805	1,572,107

(2)	Equity valuations assumptions used to calculate Compensation Actually Paid were not materially different from grant date valuation assumptions.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Stephen Jones, Shana Smith, Rachel Hayden, Alexandre Conde
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)
2021: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean, Gerald Lyons (Former)

(4)
Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Annual Report.

(5)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2025. “Adjusted EBITDA” starts with net income and adds back interest expense, income tax expense, depreciation expense, amortization or intangible assets, changes in fair value of contingent consideration, non-cash
shared-based compensation expense and other
non-GAAP
adjustments. Please refer to page 30 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Stephen Jones, Shana Smith, Rachel Hayden, Alexandre Conde
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)
2021: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean, Gerald Lyons (Former)

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated based on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
	in the Annual Report.
PEO Total Compensation Amount	$ 8,231,119	$ 5,875,799	$ 5,657,484	$ 5,647,684	$ 6,637,813
PEO Actually Paid Compensation Amount	$ 6,741,272	7,744,764	5,155,039	7,297,747	7,618,769
Adjustment To PEO Compensation, Footnote

Chief Executive Officer
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	8,231,119	5,875,799	5,657,484	5,647,684	6,637,813

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	5,118,784	(3,858,000)	(3,229,036)	(2,331,320)	(3,690,662)

Year-end fair value of unvested awards granted in the current year	4,111,235	4,633,040	3,093,126	2,751,537	4,490,976

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(833,381)	1,038,850	(386,870)	614,269	123,216

Fair values at vest date for awards granted and vested in current year	0	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	351,084	55,075	20,335	615,578	57,426

Forfeitures during current year equal to prior year-end fair value	0	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	(1,489,847)	1,868,965	(502,445)	1,650,063	980,956

Compensation Actually Paid (as calculated)	6,741,272	7,744,764	5,155,039	7,297,747	7,618,769

Non-PEO NEO Average Total Compensation Amount	$ 1,837,222	1,838,760	1,839,235	2,050,989	1,433,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,571,321	1,211,679	1,709,711	2,464,805	1,572,107
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO Named Executive Officers
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	1,837,222	1,838,760	1,839,235	2,050,989	1,433,835

Adjustments for Pension	—	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0	0

Amount added for current year service cost	0	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0	0

Total Adjustments for Pension	0	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(816,449)	(902,401)	(947,223)	(824,430)	(633,904)

Year-end fair value of unvested awards granted in the current year	655,741	620,364	914,109	986,537	741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	(152,714)	175,851	(92,141)	113,848	30,003

Fair values at vest date for awards granted and vested in current year	0	0	0	19,557	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	47,521	58,636	(4,269)	118,304	660

Forfeitures during current year equal to prior year-end fair value	0	(579,531)	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0	0

Total Adjustments for Equity Awards	(265,901)	(627,082)	(129,524)	413,816	138,272

Compensation Actually Paid (as calculated)	1,571,321	1,211,679	1,709,711	2,464,805	1,572,107

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link CAP to our NEOs for fiscal 2025 to Company performance:

Most Important Financial Performance Measures

Adjusted EBITDA

FCF Conversion 1

Return On Invested Capital

Earnings Per Share

1
“FCF Conversation” is determined by dividing free cash flow by non-GAAP
net income. For compensation purposes “free cash flow” means cash flow from operating activities less capital expenditures and
“non-GAAP
net income” starts with net income and excludes amortization of intangible assets related to acquisitions, acquisition and divestiture costs, restructuring costs, and other non-GAAP
adjustments. For more information on our
non-GAAP
measures used for compensation purposes and reconciliations to GAAP measures, see Appendix A.

Total Shareholder Return Amount	$ 174	184	123	129	117
Peer Group Total Shareholder Return Amount	187	163	159	130	168
Net Income (Loss)	$ 71,500,000	$ 77,100,000	$ 89,800,000	$ 88,800,000	$ 10,800,000
Company Selected Measure Amount	144.7	140.7	179.9	166.7	117.9
PEO Name	Mike Baur
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2025. “Adjusted EBITDA” starts with net income and adds back interest expense, income tax expense, depreciation expense, amortization or intangible assets, changes in fair value of contingent consideration, non-cash
shared-based compensation expense and other
non-GAAP
	adjustments. Please refer to page 30 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	FCF Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	Return On Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,489,847)	1,868,965	(502,445)	1,650,063	980,956
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,118,784	(3,858,000)	(3,229,036)	(2,331,320)	(3,690,662)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,111,235	4,633,040	3,093,126	2,751,537	4,490,976
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(833,381)	1,038,850	(386,870)	614,269	123,216
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,084	55,075	20,335	615,578	57,426
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,901)	(627,082)	(129,524)	413,816	138,272
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(816,449)	(902,401)	(947,223)	(824,430)	(633,904)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,741	620,364	914,109	986,537	741,513
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,714)	175,851	(92,141)	113,848	30,003
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	19,557	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,521	58,636	(4,269)	118,304	660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(579,531)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0